Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan’s Management has evaluated subsequent events through the date on which the financial statements were issued and determined that no significant subsequent events have occurred requiring adjustments to the financial statements or disclosures.